FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Disclosure of net book values and fair values of non-derivative financial assets
The net book values and fair values of non-derivative financial instruments were as follows:

		Jun 30, 2018		Dec 31, 2017
(US $ millions)	Financial Instrument Category	Net Book Value	Fair Value	Net Book Value	Fair Value
Financial assets:
Cash and cash equivalents	Fair value through profit or loss	$298	$298	$241	$241
Accounts receivable	Amortised cost	214	214	174	174
Other assets	Amortised cost	3	3	2	2
		$515	$515	$417	$417
Financial liabilities:
Accounts payable and accrued liabilities	Amortised cost	$256	$256	$282	$282
Long-term debt(1)	Amortised cost	555	573	555	597
Other liabilities	Amortised cost	27	27	29	29
		$838	$856	$866	$908
(1) Principal value of long-term debt excluding debt issue costs of $6 million (2017 – $7 million) (note 5).

Disclosure of net book values and fair values of non-derivative financial liabilities
The net book values and fair values of non-derivative financial instruments were as follows:

		Jun 30, 2018		Dec 31, 2017
(US $ millions)	Financial Instrument Category	Net Book Value	Fair Value	Net Book Value	Fair Value
Financial assets:
Cash and cash equivalents	Fair value through profit or loss	$298	$298	$241	$241
Accounts receivable	Amortised cost	214	214	174	174
Other assets	Amortised cost	3	3	2	2
		$515	$515	$417	$417
Financial liabilities:
Accounts payable and accrued liabilities	Amortised cost	$256	$256	$282	$282
Long-term debt(1)	Amortised cost	555	573	555	597
Other liabilities	Amortised cost	27	27	29	29
		$838	$856	$866	$908
(1) Principal value of long-term debt excluding debt issue costs of $6 million (2017 – $7 million) (note 5).